Subsequent events - Additional information (Details)	3 Months Ended				9 Months Ended
	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options	$ 645,750		$ 66,544		$ 1,145,538		$ 71,958
Shares issuance costs		$ 2,887		$ 51,913
Share transaction | Stock options
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares					291	291
Number of common shares issued | shares	1,375,400
Number of cashless stock options exercised					14,065
Share issued price | $ / shares					$ 3.41
Share transaction | Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares					1,400,000	1,400,000
Share issued price | $ / shares						$ 4
Gross proceeds from exercise of options						$ 5,600,000
Share transaction | ATM Offerings
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued | shares					698,000	698,000
Shares issuance costs					$ 75,890
Gross proceeds					$ 2,810,229